Investment Strategy - T. Rowe Price Dividend Growth Fund, Inc.	Feb. 25, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 65% of the fund’s total assets in stocks, with an emphasis on stocks that have a strong track record of paying dividends or that are expected to increase their dividends over time.

The adviser believes that a track record of dividend increases can be an excellent indicator of financial health and growth prospects, and that over the long term, income can contribute significantly to total return. Dividends can also help reduce the fund’s volatility during periods of market turbulence and help offset losses when stock prices are falling.

The adviser’s research analysts look for stocks with sustainable, above-average growth in earnings and dividends. When appropriate, the portfolio manager may attempt to buy stocks when they are temporarily out of favor or undervalued by the market. Holdings tend to be in large- and mid-cap companies.

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as the information technology sector.

In selecting investments, the adviser generally favors companies that it believes possess one or more of the following:

●	either a track record of, or the potential for, above-average earnings and dividend growth;

●	a competitive current dividend yield;

●	a sound balance sheet and solid cash flow to support future dividend increases;

●	a sustainable competitive advantage and leading market position; and

●	attractive valuations, such as low price/earnings, price/cash flow, or price/sales ratios.

While most assets are typically invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with its objective(s).

Strategy Portfolio Concentration [Text]	The fund normally invests at least 65% of the fund’s total assets in stocks, with an emphasis on stocks that have a strong track record of paying dividends or that are expected to increase their dividends over time.